Additional Financial Information of Parent Company - Financial Statements Schedule I (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Mezzanine Equity
Convertible redeemable preferred shares, shares issued	0
Convertible redeemable preferred shares, shares outstanding	0
Shareholders' Equity:
Ordinary shares, par value ( in dollars per share)	$ (0.0005)	$ (0.0005)
Ordinary shares, shares authorized	1,000,000,000	142,101,710
Ordinary shares, shares issued	179,586,759	61,244,980
Ordinary shares, shares outstanding	179,586,759	61,244,980
Series A convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares, par value (in dollars per share)	$ (0.0005)	$ (0.0005)
Convertible redeemable preferred shares, shares authorized	4,216,867	4,216,867
Convertible redeemable preferred shares, shares issued	0	4,216,867
Convertible redeemable preferred shares, shares outstanding	0	4,216,867
Convertible redeemable preferred shares, redemption value	$ 0	$ 1,529,267
Convertible redeemable preferred shares, liquidation value	$ 0	$ 1,500,000
Series B convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares, par value (in dollars per share)	$ (0.0005)	$ (0.0005)
Convertible redeemable preferred shares, shares authorized	51,673,360	51,673,360
Convertible redeemable preferred shares, shares issued	0	51,763,360
Convertible redeemable preferred shares, shares outstanding	0	51,763,360
Convertible redeemable preferred shares, redemption value	$ 0	$ 35,079,536
Convertible redeemable preferred shares, liquidation value	$ 0	$ 33,475,912
Parent Company
Mezzanine Equity
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Shareholders' Equity:
Ordinary shares, shares authorized	1,000,000,000	142,101,710
Ordinary shares, shares issued	179,586,759	61,244,980
Ordinary shares, shares outstanding	179,586,759	61,244,980
Parent Company | Series A convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares, par value (in dollars per share)		$ 0.0005
Convertible redeemable preferred shares, shares authorized		4,216,867
Convertible redeemable preferred shares, shares issued		4,216,867
Convertible redeemable preferred shares, shares outstanding		4,216,867
Convertible redeemable preferred shares, redemption value		$ 1,529,267
Convertible redeemable preferred shares, liquidation value		$ 1,500,000
Parent Company | Series B convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares, par value (in dollars per share)		$ (0.0005)
Convertible redeemable preferred shares, shares authorized		51,673,360
Convertible redeemable preferred shares, shares issued		51,673,360
Convertible redeemable preferred shares, shares outstanding		51,673,360
Convertible redeemable preferred shares, redemption value		$ 35,079,536
Convertible redeemable preferred shares, liquidation value		$ 33,475,912